Other Payables and Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Payables and Accrued Liabilities [Abstract]
Revenue recognized from contract liabilities	$ 71,103	$ 33,259